Scout SM
Money Market
Fund


A no-load mutual fund
with primary emphasis
on maximum income
consistent with safety
of principal and
maintenance of liquidity.


Quarterly Report
March 31, 1998



TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned 1.25% for the quarter ended March 31, 1998, while the Prime Portfolio earned 1.27%. The 7-day current yield on March 31, 1998, was 5.02% for the Federal Portfolio and 5.08% for the Prime Portfolio.

Money market funds are neither insured nor guaranteed by the U.S.
Government. There is no assurance that the Fund will maintain a stable net asset value of one dollar per share.

Money market rates started the quarter relatively high, with overnight paper trading 20 to 30 basis points above the Fed Funds target rate of 5.50%. Waning supply quickly drove rates sharply lower in late January. Rates gradually moved back toward the Fed Funds rate throughout the remainder of the quarter, although a temporary spike at the quarter's end sent overnight rates above 6.00%.

In the first quarter the market anticipated an easing in the Fed Funds target rate. In our opinion, first-quarter economic releases presented a mixture of information that does not point clearly to a rate move by the Federal Reserve in either direction.

Given the continued uncertainty, we will maintain a moderate average maturity and, as always, will use only the highest quality issues.

We appreciate your continued interest in the Scout Money Market Fund and we welcome your comments and questions.

Chart - Fund Diversification
  Federal Portfolio
    Agency Discount Notes   91%
    Repurchase Agreement     9%

Chart - Fund Diversification
  Prime Portfolio
    Commercial Paper        97%
    Agency Discount Notes    2%
    Repurchase Agreement     1%


Sincerely,
/s/William A. Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS
Statement of Net Assets
March 31, 1998 (unaudited)

        Principal                                                    Market
        Amount          Description                                  Value
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 95.70%
$       4,500,000       Air Products & Chemicals,
                        5.43%, due May 12, 1998                  $   4,472,171
       10,000,000       American Greetings Co.,
                        5.50%, due April 6, 1998                     9,992,361
        3,135,000       American Greetings Co.,
                        5.53%, due April 16, 1998                    3,127,776
        7,500,000       American Greetings Co.,
                        5.52%, due April 13, 1998                    7,486,200
        5,000,000       American Greetings Co.,
                        5.45%, due April 17, 1998                    4,987,889
        4,000,000       American Greetings Co.,
                        5.52%, due April 23, 1998                    3,986,507
       10,000,000       American Tel & Telegraph Co.,
                        5.50%, due April 1, 1998                    10,000,000
        3,000,000       Archer-Daniels-Midland Co.,
                        5.53%, due April 21, 1998                    2,990,783
        5,000,000       Archer-Daniels-Midland Co.,
                        5.50%, due May 4, 1998                       4,974,792
       15,000,000       Atlantic Richfield Co.,
                        5.50%, due April 15, 1998                   14,967,917
       15,000,000       Atlantic Richfield Co.,
                        5.52%, due May 1, 1998                      14,931,000
       10,000,000       BP America,
                        5.48%, due April 7, 1998                     9,990,867
        8,500,000       Bell Atlantic Network Funding,
                        5.53%, due April 8, 1998                     8,490,860
       10,000,000       Bell Atlantic Network Funding,
                        5.52%, due April 22, 1998                    9,967,800
       10,000,000       BellSouth Telecommunications,
                        5.45%, due April 8, 1998                     9,989,403
        2,555,000       BellSouth Telecommunications,
                        5.50%, due April 14, 1998                    2,549,925
        7,000,000       BellSouth Telecommunications,
                        5.49%, due April 21, 1998                    6,978,650
       10,000,000       Campbell Soup Co.,
                        5.50%, due April 27, 1998                    9,960,278
       10,000,000       Donnelly RR & Sons Co.,
                        6.00%, due April 1, 1998                    10,000,000
        5,900,000       Donnelly RR & Sons Co.,
                        5.51%, due April 13, 1998                    5,889,164
       10,000,000       Dover Corp.,
                        5.52%, due April 13, 1998                    9,981,600
        5,000,000       Dover Corp.,
                        5.55%, due April 16, 1998                    4,988,437
       10,000,000       Dover Corp.,
                        5.52%, due April 20, 1998                    9,970,867
       12,500,000       Duke Energy Co.,
                        5.46%, due April 17, 1998                   12,469,667
       12,500,000       Duke Energy Co.,
                        5.50%, due April 23, 1998                   12,457,986
       20,000,000       Dun & Bradstreet Corp.,
                        5.51%, due April 24, 1998                   19,929,594
        5,000,000       Dun & Bradstreet Corp.,
                        5.53%, due April 28, 1998                    4,979,262
        5,000,000       Dun & Bradstreet Corp.,
                        5.54%, due May 7, 1998                       4,972,300
        5,000,000       duPont (E.I.) deNemours & Co.,
                        5.51%, due April 7, 1998                     4,995,408
       10,000,000       duPont (E.I.) deNemours & Co.,
                        5.50%, due April 8, 1998                     9,989,306
        7,500,000       duPont (E.I.) deNemours & Co.,
                        5.50%, due April 23, 1998                    7,474,792
        7,500,000       duPont (E.I.) deNemours & Co.,
                        5.50%, due April 27, 1998                    7,470,208
        7,500,000       Eastman Kodak Co.,
                        5.50%, due April 23, 1998                    7,474,792
       18,000,000       Eastman Kodak Co.,
                        5.50%, due April 27, 1998                   17,928,500
        5,000,000       Eastman Kodak Co.,
                        5.50%, due April 28, 1998                    4,979,375
        8,000,000       Emerson Electric Co.,
                        5.50%, due April 1, 1998                     8,000,000
       15,000,000       Gannett, Inc.,
                        5.50%, due April 22, 1998                   14,951,875
       10,000,000       General Re Corp.,
                        5.50%, due May 4, 1998                       9,949,583
        5,000,000       General Re Corp.,
                        5.51%, due May 7, 1998                       4,972,450
       15,000,000       Heinz H. J. Co.,
                        5.44%, due April 10, 1998                   14,979,600
        5,000,000       Heinz H. J. Co.,
                        5.55%, due April 17, 1998                    4,987,667
       10,000,000       Heinz H. J. Co.,
                        5.49%, due May 5, 1998                       9,948,150
       17,000,000       Hershey Foods Corp.,
                        5.42%, due April 3, 1998                    16,994,881
        3,650,000       Hershey Foods Corp.,
                        5.52%, due April 6, 1998                     3,647,202
        5,000,000       International Business Machines Corp.,
                        5.50%, due April 6, 1998                     4,996,181
        3,700,000       Laclede Gas Co.,
                        5.57%, due April 6, 1998                     3,697,138
        4,500,000       Laclede Gas Co.,
                        5.55%, due April 17, 1998                    4,488,900
       15,000,000       Monsanto Co.,
                        5.51%, due April 16, 1998                   14,965,563
       10,000,000       Monsanto Co.,
                        5.51%, due April 21, 1998                    9,969,389
        5,000,000       Monsanto Co.,
                        5.51%, due April 22, 1998                    4,983,929
       20,000,000       Motorola, Inc.,
                        5.50%, due April 14, 1998                   19,960,278
       18,000,000       Nalco Chemical Co.,
                        5.52%, due April 9, 1998                    17,977,920
       12,500,000       Proctor & Gamble Co.,
                        5.46%, due April 1, 1998                    12,500,000
       12,500,000       Proctor & Gamble Co.,
                        5.47%, due April 6, 1998                    12,490,503
       10,000,000       Progress Capital Holdings, Inc.,
                        5.45%, due April 2, 1998                     9,998,486
       12,000,000       Progress Capital Holdings, Inc.,
                        5.56%, due April 28, 1998                   11,949,960
        4,100,000       Shell Oil Co.,
                        5.50%, due April 30, 1998                    4,081,835
        5,000,000       Snap On, Inc.,
                        5.52%, due May 11, 1998                      4,969,333
       13,000,000       South Carolina Electric Gas,
                        5.52%, due April 2, 1998                    12,998,007
        3,000,000       Wisconsin Electric Power Co.,
                        5.46%, due April 3, 1998                     2,999,090
        1,100,000       Wisconsin Electric Power Co.,
                        5.52%, due April 10, 1998                    1,098,482
        3,000,000       Wisconsin Electric Power Co.,
                        5.53%, due April 10, 1998                    2,995,852
        4,500,000       Wisconsin Electric Power Co.,
                        5.54%, due April 10, 1998                    4,493,767
        3,332,000       Xerox Capital Europe PLC,
                        6.10%, due April 1, 1998                     3,332,000
       15,000,000       Xerox Capital Europe PLC,
                        5.52%, due April 20, 1998                   14,956,300
      565,472,000                                                  564,130,758

GOVERNMENT SPONSORED ENTERPRISES - 1.60%
          367,000       Federal Home Loan Mortgage Corp.
                        Discount Notes,
                        5.47%, due April 6, 1998                       366,721
        1,000,000       Federal Home Loan Mortgage Corp.
                        Discount Notes,
                        5.435, due April 13, 1998                      998,188
        4,725,000       Federal Home Loan Mortgage Corp.
                        Discount Notes,
                        5.44%, due April 13, 1998                    4,716,432
          238,000       Federal Home Loan Mortgage Corp.
                        Discount Notes,
                        5.50%, due April 20, 1998                      237,309
        3,100,000       Federal National Mortgage Association
                        Discount Notes,
                        5.52%, due April 13, 1998                    3,094,296
        9,430,000                                                    9,412,946

REPURCHASE AGREEMENT - 2.37%
       14,000,000       Lehman Tri-Party Repo.,
                        5.88%, due April 1, 1998
                        (Collateralized by U.S. Treasury Note,
                        7.25%, due August 15, 2004                  14,000,000

TOTAL INVESTMENTS - 99.67%                                       $ 587,543,704

Other assets less liabilities - 0.33%                                1,960,720

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        750,000,000 shares of $0.01 par value
	capital shares authorized;
        589,534,108 shares outstanding)                          $ 589,504,424


Valuation of securities is on the basis of amortized cost, which approximates market value.


        Principal                                                   Market
        Amount          Description                                 Value
FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 93.82%
$      15,000,000       Federal Agricultural Mortgage Corp.,
                        5.47%, due April 17 1998                 $  14,963,533
       15,000,000       Federal Agricultural Mortgage Corp.,
                        5.47%, due April 20, 1998                   14,956,696
       21,090,000       Federal Agricultural Mortgage Corp.,
                        5.48%, due April 27, 1998                   21,006,531
       12,500,000       Federal Home Loan Banks Discount Note,
                        5.43%, due April 1, 1998                    12,500,000
       11,700,000       Federal Home Loan Banks Discount Note,
                        5.42%, due April 3, 1998                    11,696,477
	6,400,000 	Federal Home Loan Banks Discount Note,
                        5.45%, due April 7, 1998                     6,394,187
       10,000,000       Federal Home Loan Banks Discount Note,
                        5.435%, due April 8, 1998                    9,989,432
       15,000,000       Federal Home Loan Banks Discount Note,
                        5.44%, due April 8, 1998                    14,984,133
	2,636,000 	Federal Home Loan Banks Discount Note,
                        5.45%, due April 9, 1998                     2,632,808
	5,000,000 	Federal Home Loan Banks Discount Note,
                        5.45%, due April 13, 1998                    4,990,917
	7,258,000 	Federal Home Loan Banks Discount Note,
                        5.52%, due April 22, 1998                    7,234,629
	1,000,000 	Federal Home Loan Banks Discount Note,
                        5.52%, due April 23, 1998                      996,627
       10,000,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.45%, due April 2, 1998                     9,998,486
	7,500,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.435%, due April 3, 1998                    7,497,735
       12,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.44%, due April 6, 1998                    12,490,556
       17,665,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.45%, due April 6, 1998                    17,651,628
	8,600,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.48%, due April 7, 1998                     8,592,145
	5,000,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.45%, due April 9, 1998                     4,993,945
	7,500,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.45%, due April 10, 1998                    7,489,781
	2,000,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.44%, due April 13, 1998                    1,996,373
       18,100,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.45%, due April 13, 1998                   18,067,118
	1,500,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.50%, due April 13, 1998                    1,497,250
       12,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.46%, due April 15, 1998                   12,473,458
	7,500,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.47%, due April 15, 1998                    7,484,046
	5,000,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.50%, due April 15, 1998                    4,989,306
       15,650,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.46%, due April 16, 1998                   15,614,396
	2,500,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.52%, due April 17, 1998                    2,493,867
       11,400,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.48%, due April 21, 1998                   11,365,293
       10,000,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.50%, due April 21, 1998                    9,969,445
       12,500,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.45%, due April 23, 1998                   12,458,368
	3,910,000 	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.43%, due April 27, 1998                    3,894,666
       10,300,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.45%, due April 30, 1998                   10,254,780
       10,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.42%, due April 9, 1998                     9,987,956
	5,000,000 	Federal National Mortgage Association
                        Discount Notes,
                        5.52%, due April 13, 1998                    4,990,800
	5,000,000 	Federal National Mortgage Association
                        Discount Notes,
                        5.45%, due April 24, 1998                    4,982,590
      324,209,000                                                  323,579,958

REPURCHASE AGREEMENT - 6.64%
$      22,900,000       Lehman Tri-Party Repo.,
                        5.88%, due April 1, 1998
                        (Collateralized by U.S. Treasury Note,
                        5.50%, due January 31, 2003)             $  22,900,000

TOTAL INVESTMENTS - 100.46%                                      $ 346,479,958

Other assets less liabilities - (0.46%)                            (1,603,658)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        750,000,000 shares of $0.01 par value
	capital shares authorized;
        344,924,423 shares outstanding)                          $ 344,876,300


Valuation of securities is on the basis of amortized cost, which approximates market value.



This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.




Board of Directors
and Officers

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President
  Constance E. Martin, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri


Jones & Babson
Mutual Funds
P.O. Box 410498
Kansas City, MO 64141-0498
TOLL-FREE (800) 996-2862
www.umb.com


JB24A                                   5/98